Retirement Benefits - Summary of Remeasurement of Net Defined Benefit Liability Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	$ (11,711)	$ 8,186	$ (4,495)
Due to experience adjustments	232	(268)	37
Due to changes in demographic assumptions	(75)	(459)	933
Total	(11,554)	7,459	(3,525)
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)	4,942
Other movements	(12)	66	50
Total remeasurements	$ (3,106)	$ 5,213	$ 1,467